Share capital	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Share capital

5. Share capital

	Number of ordinary shares	Amount
	2025	2025
	Units	USD

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/31 March 2025	1	1

The Company was incorporated on 14 May 2024 with an issued and paid up share capital of USD 1 consisting of 1 ordinary share.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Share capital
14.	Share capital

	Number of ordinary shares		Amount
	2025	2024	2025	2024
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April/30 September	58,041,998	58,041,998	13,531,607	13,531,607

14.	Share capital

	Number of ordinary shares		Amount
	2025	2024	2025	2024
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April	58,041,998	46,698,702	13,531,607	11,127,521
Issuance of shares during the financial year	1	140,040	-*	2,404,086
Subdivision of shares during the financial year	-	11,203,256	-	-
Adjustment on acquisition of subsidiaries	(58,041,998)	-	(13,531,607)	-
Issuance of shares pursuant to investment of combining entities	58,041,990	-	580	-

As at 31 March	58,041,991	58,041,998	580	13,531,607

During the financial year:

(a)	The Company adjusted 58,041,998 ordinary shares amounting to USD13,531,607 pursuant to the acquisition of a subsidiary under common control. These shares were eliminated from equity in accordance with the accounting for common control combinations;

(b)	The Company issued 58,041,990 new ordinary shares of USD0.00001 each at an issue price of USD0.00001 per share for a total consideration of USD580, pursuant to a capital reorganisation and as part of the consideration to satisfy the investment in combining entities under common control and the acquisition of other investments.

The new ordinary shares issued rank pari passu with the then existing ordinary shares of the Company.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per ordinary share at meetings of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.

*	On April 11, 2024 the Company was duly incorporated with an issued and paid-up share capital of USD0.00001 comprising 1 ordinary share.

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Share capital	5. Share capital
	Number of ordinary shares		Amount
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares	1	1	1	1